Leases (Details) - Schedule of estimated future undiscounted cash flows for operating leases $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Estimated Future Undiscounted Cash Flows for Operating Leases [Abstract]
2023	$ 858
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	9,148
Less: imputed interest	3,345
Present value of lease liabilities	$ 5,803